Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 361,297	$ 289,323	$ 225,308
Taiwan
Net sales	71,387	57,244	47,653
United States
Net sales	39,558	26,265	22,528
Japan
Net sales	19,636	11,180	3,936
Korea
Net sales	150,118	150,557	115,287
China
Net sales	69,623	35,008	29,129
Others
Net sales	$ 10,975	$ 9,069	$ 6,775